Business Acquisitions - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2013
Business Acquisition [Line Items]
Identifiable Intangible Assets Acquired		$ 109,383
Number of Years in Measurement Period from Acquisition Date to Change Underlying Assumptions	1 year
Series of Individually Immaterial Business Acquisitions [Member]
Business Acquisition [Line Items]
Business Combination, Contingent Consideration, Liability		450
Payments to Acquire Businesses, Gross		251,665
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net		122,375
Identifiable Intangible Assets Acquired		$ 109,383